Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 8.8%
Entertainment 1.6%
Electronic Arts, Inc.	158,619	21,992,524
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a)	30,138	68,738,148
Media 2.1%
Comcast Corp., Class A	621,539	27,521,747
Total Communication Services		118,252,419
Consumer Discretionary 10.1%
Automobiles 2.0%
General Motors Co.(a)	428,311	16,567,069
Tesla Motors, Inc.(a)	13,754	10,429,108
Total		26,996,177
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc.	113,137	15,936,478
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	22,277	53,558,141
Multiline Retail 1.0%
Target Corp.	83,086	13,449,962
Specialty Retail 1.9%
Home Depot, Inc. (The)	85,724	25,952,941
Total Consumer Discretionary		135,893,699
Consumer Staples 5.6%
Food & Staples Retailing 1.5%
Walgreens Boots Alliance, Inc.	462,726	20,281,280
Food Products 1.6%
Hershey Co. (The)	103,866	21,989,471
Household Products 2.5%
Procter & Gamble Co. (The)	224,084	33,137,542
Total Consumer Staples		75,408,293
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
ConocoPhillips Co.	217,441	24,431,671
Valero Energy Corp.	142,563	18,476,165
Total		42,907,836
Total Energy		42,907,836
Financials 11.1%
Banks 2.9%
Bank of America Corp.	767,739	28,559,891
Popular, Inc.	127,173	10,391,306
Total		38,951,197
Capital Markets 4.8%
Morgan Stanley	279,941	24,114,118
S&P Global, Inc.	59,094	20,652,171
State Street Corp.	265,632	19,255,663
Total		64,021,952
Consumer Finance 1.6%
Discover Financial Services	189,494	21,505,674
Insurance 1.8%
MetLife, Inc.	362,275	24,413,712
Total Financials		148,892,535
Health Care 16.1%
Biotechnology 3.0%
AbbVie, Inc.	150,649	22,201,143
BioMarin Pharmaceutical, Inc.(a)	95,702	7,190,091
Vertex Pharmaceuticals, Inc.(a)	43,583	11,708,573
Total		41,099,807
Health Care Equipment & Supplies 2.4%
Boston Scientific Corp.(a)	392,122	16,080,923
Stryker Corp.	69,553	16,310,179
Total		32,391,102
Health Care Providers & Services 3.8%
Anthem, Inc.	36,906	18,807,666
UnitedHealth Group, Inc.	63,833	31,710,958
Total		50,518,624
Columbia Select Large Cap Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.8%
IQVIA Holdings, Inc.(a)	72,481	15,601,535
Thermo Fisher Scientific, Inc.	39,805	22,592,124
Total		38,193,659
Pharmaceuticals 4.1%
Eli Lilly & Co.	73,887	23,159,141
Johnson & Johnson	175,363	31,482,920
Total		54,642,061
Total Health Care		216,845,253
Industrials 9.7%
Aerospace & Defense 1.4%
Raytheon Technologies Corp.	204,014	19,405,812
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	98,553	17,961,284
Building Products 1.1%
Trane Technologies PLC	104,492	14,426,165
Commercial Services & Supplies 2.3%
Cintas Corp.	37,892	15,093,520
Republic Services, Inc.	114,384	15,309,155
Total		30,402,675
Construction & Engineering 1.0%
MasTec, Inc.(a)	166,436	13,912,385
Machinery 1.1%
Parker-Hannifin Corp.	54,410	14,808,770
Road & Rail 1.5%
Union Pacific Corp.	89,358	19,639,101
Total Industrials		130,556,192
Information Technology 28.6%
Communications Equipment 1.6%
Cisco Systems, Inc.	475,782	21,433,979
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	130,923	16,940,127
IT Services 2.2%
MasterCard, Inc., Class A	82,420	29,495,645
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	154,450	18,115,441
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadcom, Inc.	39,080	22,671,480
NVIDIA Corp.	130,668	24,398,329
QUALCOMM, Inc.	132,645	18,997,417
Total		84,182,667
Software 12.1%
Adobe, Inc.(a)	52,309	21,785,652
Intuit, Inc.	42,685	17,691,225
Microsoft Corp.	343,336	93,342,758
Palo Alto Networks, Inc.(a)	26,705	13,426,740
ServiceNow, Inc.(a)	35,199	16,454,477
Total		162,700,852
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.(b)	465,441	69,276,239
Total Information Technology		384,029,509
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Extra Space Storage, Inc.	80,770	14,393,214
Invitation Homes, Inc.	391,540	14,768,889
Total		29,162,103
Total Real Estate		29,162,103
Utilities 3.3%
Electric Utilities 1.7%
American Electric Power Co., Inc.	229,106	23,375,685
Multi-Utilities 1.6%
Ameren Corp.	227,540	21,659,533
Total Utilities		45,035,218
Total Common Stocks (Cost $1,007,175,541)		1,326,983,057

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(c),(d)	16,412,262	16,405,697
Total Money Market Funds (Cost $16,405,676)		16,405,697
Total Investments in Securities (Cost: $1,023,581,217)		1,343,388,754
Other Assets & Liabilities, Net		1,682,371
Net Assets		1,345,071,125

2	Columbia Select Large Cap Equity Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2022 (Unaudited)
At May 31, 2022, securities and/or cash totaling $1,318,722 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	47	06/2022	USD	9,708,438	471,771	—
S&P 500 Index E-mini	12	06/2022	USD	2,478,750	—	(70,110)
Total					471,771	(70,110)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	13,299,610	131,816,751	(128,709,521)	(1,143)	16,405,697	(98)	18,593	16,412,262
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Equity Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT172_02_M01_(07/22)